Consolidated Balance Sheet (Details) - USD ($)	Dec. 31, 2024	May 07, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current liabilities
Accrued expenses (Note 4)	$ 873,750		$ 1,081,173
Total current liabilities	19,641,525		25,131,849
Total liabilities	19,906,086		30,857,678
Shareholder's equity
Share capital, $0,001 par value (100 shares authorized, issued and outstanding as of December 31, 2024)
Accumulated deficit	12,648,598		10,735,147
Total shareholders' equity	18,215,410		16,410,375	$ 21,790,068	$ 3,901,337
Total shareholders' equity and liabilities	38,121,496		$ 47,268,053
Heidmar Maritime Holdings Corp.
Current liabilities
Accrued expenses (Note 4)	742,598
Payables to parent company (Note 3)	173,397
Total current liabilities	915,995
Total liabilities	915,995
Shareholder's equity
Accumulated deficit	(915,995)
Total shareholders' equity	$ (915,995)